Net sales (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Net Sales
Net sales by sales channels:

	Year ended December 31,
(CHF in millions)	2023	2022	2021

Wholesale	1,120.3	777.0	448.8
Direct-to-Consumer	671.8	445.1	275.8
Net sales	1,792.1	1,222.1	724.6

Net sales by product groups:

	Year ended December 31,
(CHF in millions)	2023	2022	2021

Shoes	1,711.4	1,167.5	683.3
Apparel	68.9	47.3	36.3
Accessories	11.8	7.4	5.0
Net sales	1,792.1	1,222.1	724.6
Net sales by geographic regions (based on location of customers):

	Year ended December 31,
(CHF in millions)	2023	2022	2021

Europe, Middle East and Africa	488.7	378.1	264.3
thereof Switzerland	46.0	51.5	55.1
Americas	1,162.2	763.8	417.6
thereof the United States	1,082.1	718.5	396.3
Asia-Pacific	141.1	80.2	42.7
Net sales	1,792.1	1,222.1	724.6
Net sales by geographic regions as previously reported:

	Year ended December 31,
(CHF in millions)	2022	2021

Europe	354.3	260.4
thereof Switzerland	51.5	55.1
North America	738.5	409.5
Asia-Pacific	80.2	42.7
Rest of world	49.1	12.0
Net Sales	1,222.1	724.6